10-K Acquisitions - Schedule of assets acquired and liabilities assumed, asset acquisition (Details) - Dark Heart $ in Thousands	Jan. 17, 2024 USD ($)
Asset Acquisition [Line Items]
Net assets acquired	$ 9,365
Consideration paid in cash, net of working capital adjustments	1,693
Cancelled loan (including accrued interest)	7,672
Total consideration	9,365
Intellectual property and know-how
Asset Acquisition [Line Items]
Intangible assets	$ 9,365